United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—53.1%
		Consumer Discretionary—8.1%
104		Aaron's, Inc.	$4,604
3,737		Adidas AG	838,986
10,500		Aisin Seiki Co.	529,393
2,231	[1]	Amazon.com, Inc.	2,187,719
1,613	[1]	American Outdoor Brands Corp.	26,324
11,993		Aristocrat Leisure Ltd.	202,859
601	[1]	Asbury Automotive Group, Inc.	32,364
5,100		Asics Corp.	77,185
700	[1]	Belmond Ltd.	8,925
2,622		Bloomin' Brands, Inc.	44,600
78		Bob Evans Farms, Inc.	5,365
900		Bridgestone Corp.	38,697
361	[1]	Caesars Entertainment Corp.	4,188
1,392		Caleres, Inc.	37,556
4,237		Callaway Golf Co.	59,064
74		Capella Education Co.	4,984
44	[1]	Cavco Industries, Inc.	5,920
1,285	[1]	Charter Communications, Inc.	512,124
1,735		Choice Hotels International, Inc.	107,657
363		Cie Financiere Richemont SA	32,482
722		Clubcorp Holdings, Inc.	12,274
35,156		Comcast Corp., Class A	1,427,685
34,672		Compass Group PLC	740,248
44	[1]	Conn's, Inc.	763
2,567		Continental Ag	579,197
328		Cooper Tire & Rubber Co.	11,021
97		Core Mark Holding Co., Inc.	2,625
481		Daimler AG	35,075
2,218		Dana, Inc.	53,387
14	[1]	Dave & Buster's Entertainment, Inc.	818
4,047	[1]	Denny's Corp.	48,402
6,442		Dollarama, Inc.	634,888
511	[1]	Etsy, Inc.	8,365
11,671		Extended Stay America, Inc.	228,635
500		Fast Retailing Co. Ltd.	143,429
6,915		Ferrari NV	792,681
29,034	[1]	Fiat Chrysler Automobiles NV	438,438
51,317		Ford Motor Co.	566,027
643	[1]	G-III Apparel Group Ltd.	17,683
103,614		GKN PLC	427,542
1,160		General Motors Co.	42,386
18,376		Gentex Corp.	335,730
247	[1]	Grand Canyon Education, Inc.	20,266
650	[1]	Gray Television, Inc.	9,295

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,515		Gruppo Editoriale L Espresso	$1,296
31,900		Hakuhodo DY Holdings, Inc.	435,229
118,342		Harvey Norman Holdings Ltd.	385,132
271		Hasbro, Inc.	26,626
17,821	[1]	Hilton Grand Vacations, Inc.	646,011
10,624		Hilton Worldwide Holdings, Inc.	683,442
8,981		Home Depot, Inc.	1,345,983
20,056	[1]	i-CABLE Communications Ltd.	707
24,844		INDITEX	944,148
236	[1]	IRobot Corp.	22,519
99,865		ITV PLC	204,892
15,200		Iida Group Holdings Co. Ltd.	258,873
114	[1]	Imax Corp.	2,126
8,415		InterContinental Hotels Group	421,345
1,900		Isuzu Motors Ltd.	24,949
622		Jack in the Box, Inc.	58,232
1,631		KB Home	34,903
4,300		Koito Manufacturing Co. Ltd.	269,587
556		LCI Industries	54,933
2,480		LVMH Moet Hennessy Louis Vuitton SE	650,992
3,732	[1]	La Quinta Holdings, Inc.	58,966
1,849		La-Z-Boy, Inc.	44,099
17,022		Lagardere SCA	547,338
628,000		Li & Fung Ltd.	283,348
10,005		Linamar Corp.	557,876
452	[1]	Lions Gate Entertainment Corp.	12,688
7,744		Lowe's Cos., Inc.	572,204
5,015		MGM Resorts Intl.	165,294
1,164	[1]	MSG Networks, Inc.	24,968
11,772		Magna International, Inc.	566,470
541		Marriott Vacations Worldwide Corp.	62,951
21,200		Mazda Motor Corp.	312,790
73		McDonald's Corp.	11,678
2,294		Michelin, Class B	312,987
35,600		Mitsubishi Motors Corp.	263,851
2,335	[1]	Mohawk Industries, Inc.	591,035
121	[1]	NVR, Inc.	329,223
5,600		Namco Bandai Holdings, Inc.	188,002
3,442	[1]	NetFlix, Inc.	601,352
3,090		New York Times Co., Class A	57,629
638		Nexstar Media Group, Inc.	38,408
6,197		Next PLC	331,078
993		Nutri/System, Inc.	53,920
3,700		Office Depot, Inc.	15,873
1,307	[1]	Ollie's Bargain Outlet Holdings, Inc.	54,698
7,954		PSA Peugeot Citroen	168,142
55,100		Panasonic Corp.	736,371
110		Pandora A/S	11,693
2,549	[1]	Party City Holdco, Inc.	35,559

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
166	[1]	Penn National Gaming, Inc.	$3,684
9,379		Penske Automotive Group, Inc.	397,294
4,110		Persimmon PLC	141,383
53		PetMed Express, Inc.	1,922
1,071	[1]	Pinnacle Entertainment, Inc.	20,885
147	[1]	RH	6,878
2,451		Restaurant Brands International, Inc.	149,621
800		Ryohin Keikaku Co. Ltd.	222,222
42,400		Sands China Ltd.	190,011
10,000		Sankyo Co. Ltd.	327,211
7,200		Sega Sammy Holdings, Inc.	103,615
5,500		Sekisui House Ltd.	95,402
2,700		Shimamura Co. Ltd.	329,569
83	[1]	Shutterfly, Inc.	3,783
45		Sinclair Broadcast Group, Inc.	1,361
5,056		Sodexho Alliance SA	590,424
1,342		Sonic Corp.	31,416
6,000		Start Today Co. Ltd.	187,096
346		Sturm Ruger & Co., Inc.	15,847
8,300		Subaru Corp.	291,692
12,100		Suzuki Motor Corp.	609,599
44,292		Taylor Woodrow PLC	114,891
1,759		Tile Shop Hldgs., Inc.	26,473
9,712		Time Warner, Inc.	981,883
11,300		Toho Co. Ltd.	420,945
18,500		Toyoda Gosei Co. Ltd.	432,359
10,800		Toyota Motor Corp.	609,745
1,624	[1]	Ulta Beauty, Inc.	358,920
4,159		Valeo SA	278,467
29,571		Vivendi SA	679,210
3,512		Walt Disney Co.	355,414
2,841		Whirlpool Corp.	487,572
2,904		Wynn Resorts Ltd.	403,627
24,300		Yamada Denki Co. Ltd.	131,678
700		Yamaha Motor Co	19,839
32,000		Yue Yuen Industrial Holdings Ltd.	138,696
		TOTAL	33,980,906
		Consumer Staples—4.3%
2,551		Alimentation Couche-Tard, Inc., Class B	121,815
1,668		Altria Group, Inc.	105,751
206		Andersons, Inc.	6,561
810		Anheuser-Busch InBev SA/NV	96,031
8,626		Archer-Daniels-Midland Co.	356,426
21,167		British American Tobacco PLC	1,319,901
11,039		Brown-Forman Corp., Class A	613,989
2,286		CVS Health Corp.	176,799
715	[1]	Cal-Maine Foods, Inc.	26,062
695		Calavo Growers, Inc.	46,669
4,030		Church and Dwight, Inc.	202,185

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
10,938	[1]	Coca-Cola HBC AG	$374,257
512		Colgate-Palmolive Co.	36,680
2,404		Constellation Brands, Inc., Class A	481,040
2,443		Dean Foods Co.	26,873
32,469		Diageo PLC	1,087,707
4,656		Energizer Holdings, Inc.	205,562
471		Fresh Del Monte Produce, Inc.	22,132
595		George Weston Ltd.	51,712
603	[1]	HRG Group, Inc.	9,521
1,295	[1]	Herbalife Ltd.	89,368
7,216		ICA Gruppen AB	287,756
9,975		Imperial Brands PLC	412,533
52		J & J Snack Foods Corp.	6,630
26,689		Koninklijke Ahold Delhaize NV	480,368
929		Kraft Heinz Co. (The)	75,017
2,970		L'OREAL	627,873
13,085		Lamb Weston Holdings, Inc.	595,106
93		Lancaster Colony Corp.	10,832
9,800		Lion Corp	195,219
12,755		Marine Harvest ASA	253,381
2,900		Meiji Holdings Co. Ltd.	231,451
9,470		Metro, Inc.	312,595
2,850	[1]	Monster Beverage Corp.	159,087
10,000		NH Foods Ltd.	294,397
13,018		Nestle SA	1,104,762
4,486		Nu Skin Enterprises, Inc.	272,883
12,932		ORKLA ASA	132,801
1,186		PepsiCo, Inc.	137,256
1,468	[1]	Performance Food Group Co.	40,810
172		Philip Morris International, Inc.	20,112
9,444		Pinnacle Foods, Inc.	560,124
8,739		Procter & Gamble Co.	806,348
68		Sanderson Farms, Inc.	10,031
16		Sanfilippo (John B. & Sons), Inc.	993
13,733		Saputo, Inc.	463,650
1,915		Spectrum Brands Holdings, Inc.	210,573
5,300		Sundrug Co., Ltd.	220,678
12,194		Sysco Corp.	642,258
13,766		Tate & Lyle PLC	121,620
33	[1]	The Boston Beer Co., Inc., Class A	4,917
29,739		The Coca-Cola Co.	1,354,611
1,400		Tsuruha Holdings, Inc.	166,833
9,395		Tyson Foods, Inc., Class A	594,704
970	[1]	US Foods Holding Corp.	26,627
277	[1]	USANA Health Sciences, Inc.	16,398
1,973		Unilever N.V. - GDR	117,539
172		WD 40 Co.	18,739
13,035		Wal-Mart Stores, Inc.	1,017,642
839		Walgreens Boots Alliance, Inc.	68,379

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
107		Weis Markets, Inc.	$4,730
114,840		William Morrison Supermarkets PLC	365,468
14,000		Yamazaki Baking Co. Ltd.	266,011
		TOTAL	18,166,783
		Energy—2.2%
1,200		Archrock, Inc.	12,240
8,128		BP PLC	46,942
12,960	[1]	Baker Hughes a GE Co. LLC	439,344
822	[1]	C&J Energy Services, Inc.	20,764
1,933		CVR Energy, Inc.	41,405
3,686		Chevron Corp.	396,687
2,179	[1]	Delek US Holdings, Inc.	53,865
380	[1]	Exterran Corp.	10,541
12,611		Exxon Mobil Corp.	962,598
1,789		Green Plains, Inc.	33,186
14,316		Halliburton Co.	557,894
112,050		JXTG Holdings, Inc.	544,976
1,408	[1]	Keane Group, Inc.	18,234
674	[1]	Mammoth Energy Services, Inc.	9,288
12,569		Marathon Petroleum Corp.	659,244
6,863	[1]	McDermott International, Inc.	42,139
12,817		Neste Oyj	565,305
418		OMV AG	24,035
10,808		ONEOK, Inc.	585,361
14,743		PBF Energy, Inc.	349,114
149	[1]	Par Petroleum Corp.	2,654
13,853		Patterson-UTI Energy, Inc.	221,232
652	[1]	Peabody Energy Corp.	18,908
1,797	[1]	Propetro Holding Corp.	20,683
28,814		RPC, Inc.	559,280
1,644	[1]	Sandridge Energy, Inc.	28,310
38,000		Showa Shell Sekiyu KK	417,415
24,238		Tenaris SA	322,813
21,460		Total SA	1,110,363
401		US Silica Holdings, Inc.	10,911
10,162		Valero Energy Corp.	692,032
14,398		World Fuel Services Corp.	497,307
		TOTAL	9,275,070
		Financials—10.0%
15,726		ABN AMRO Group NV- GDR	441,316
9,541		AGEAS	443,365
787		AGNC Investment Corp.	16,952
10,000		AIA Group Ltd.	76,793
95,255		AMP Ltd.	386,781
72		ARGO Group International	4,334
5,495		Admiral Group PLC	137,267
13,017		Aegon N.V.	74,405
8,754		Aflac, Inc.	722,643
5,597		Allianz SE	1,197,663

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
27,638		Ally Financial, Inc.	$624,619
1,030		American Equity Investment Life Holding Co.	28,593
8,187		American International Group, Inc.	495,150
1,013		American National Insurance Co.	117,214
167		Amerisafe, Inc.	8,985
5,647		Assurant, Inc.	534,714
3,618		Assured Guaranty Ltd.	153,910
2,745		Astoria Financial Corp.	53,775
30,595		Australia & New Zealand Banking Group, Melbourne	718,812
1,618		BNP Paribas SA	123,243
129,500		BOC Hong Kong (Holdings) Ltd.	661,530
1,891		Bancorpsouth, Inc.	54,934
8,285		Bank Hapoalim Ltd.	55,777
61,532		Bank Leumi Le-Israel	322,478
68,973		Bank of America Corp.	1,647,765
7,839		Bank of Montreal	562,525
7,755		Bank of Nova Scotia	482,471
33,688		Bank of Queensland	337,882
21,846		Bendigo Bank	208,070
4,406	[1]	Berkshire Hathaway, Inc., Class B	798,191
3,185		Boston Private Financial Holdings	46,819
3,155		CNO Financial Group, Inc.	70,514
23,488		CNP Assurances	545,663
2,550		CVB Financial Corp.	52,785
5,487		CYS Investments, Inc.	48,231
8,039		Canadian Imperial Bank of Commerce	675,373
4,160		Capstead Mortgage Corp.	40,227
1,567		Cathay Bancorp, Inc.	55,268
957		CenterState Banks of Florida	23,418
838		Chemical Financial Corp.	38,054
21,387		Citigroup, Inc.	1,454,958
56,207	[1]	Commerzbank AG	698,864
4,318		Commonwealth Bank of Australia, Sydney	261,432
146,941		Corp Mapfre SA	520,551
39,244		Credit Agricole SA	692,521
137	[1]	Customers Bancorp, Inc.	3,861
10,170		Danske Bank	395,437
5,009		DnB ASA	97,862
16,205	[1]	E*Trade Financial Corp.	664,567
151	[1]	Eagle Bancorp, Inc.	9,392
10,209		East West Bancorp, Inc.	565,272
488		Enterprise Financial Services Corp.	18,642
2,137		Erste Group Bank AG	90,453
1,198	[1]	Essent Group Ltd.	46,818
203		Evercore, Inc.	15,316
2,011		Exor NV	129,355
310	[1]	FCB Financial Holdings, Inc.	13,516
991	[1]	FNFV Group	16,698
143		Federal Agricultural Mortgage Association, Class C	9,741

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
2,850	[1]	First BanCorp	$16,188
150		First Commmonwealth Financial Corp.	1,891
694		First Interstate BancSystem, Inc., Class A	24,429
2,256		First Midwest Bancorp, Inc.	47,556
6,180	[1]	Genworth Financial, Inc. , Class A	21,197
12,799		Gjensidige Forsikring ASA	224,028
1,204		Great Western Bancorp, Inc.	43,248
1,297		Great-West Lifeco, Inc.	35,926
61,358		HSBC Holdings PLC	596,294
4,178		Hannover Rueck SE	506,571
11,052		Hargreaves Lansdown PLC	200,185
398		Heartland Financial USA, Inc.	18,109
2,312		Home Bancshares, Inc.	53,893
912		Hope Bancorp, Inc.	14,720
50,119		ING Groep N.V.	890,414
289	[1]	INTL FCStone, Inc.	10,257
447		Iberiabank Corp.	34,240
6,120		Industrial Alliance Insurance & Financial Services, Inc.	262,639
522		Industrivarden AB	12,372
90,538		Insurance Australia Group Ltd.	462,211
6		International Bancshares Corp.	216
3,312		Invesco Mortgage Capital, Inc.	56,238
4,793		Investors Bancorp, Inc., New	62,740
431		James River Group Holdings Ltd.	17,188
22,926		JPMorgan Chase & Co.	2,083,744
2,136		KBC Groupe	175,660
621		Kearny Financial Corp.	8,787
696		LegacyTexas Financial Group, Inc.	25,049
96,596		Legal & General Group PLC	324,892
530,671		Lloyds Banking Group PLC	436,503
5,670	[1]	MGIC Investment Corp.	64,921
5,560		MSCI Inc., Class A	637,232
2,249		MTGE Investment Corp.	43,181
18,444		Morgan Stanley	839,202
1,384	[1]	NMI Holdings, Inc., Class A	15,016
15,039		NN Group NV	597,196
18,619		National Australia Bank Ltd., Melbourne	449,330
7,126		National Bank of Canada, Montreal	328,010
215	[1]	Nationstar Mortgage Holdings, Inc.	3,702
44,239		Natixis	332,521
35,498		Navient Corp.	468,574
58,916		Nordea Bank AB	793,155
3,047		Northwest Bancshares, Inc.	47,015
742		OM Asset Management PLC	10,484
2,788		Oritani Financial Corp.	44,747
1,200		Oversea-Chinese Banking Corp. Ltd.	9,901
78		PJT Partners, Inc.	3,015
298		PNC Financial Services Group	37,372
1,256		Partners Group Holding AG	815,215

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1,692		Pennymac Mortgage Investment Trust	$29,255
2,832		Popular, Inc.	113,025
264		Preferred Bank Los Angeles, CA	14,203
805		Primerica, Inc.	61,623
42,080		RSA Insurance Group PLC	362,759
3,630		Radian Group, Inc.	63,525
295	[1]	Raiffeisen Bank International AG	9,674
3,722		RenaissanceRe Holdings Ltd.	517,954
16,485		Royal Bank of Canada, Montreal	1,223,487
4,833		Schroders PLC	210,397
18,475		Schwab (Charles) Corp.	737,152
13,512		Scor Regroupe	566,612
1,662	[1]	Signature Bank	213,301
48,507		Skand Enskilda BKN, Class A	631,627
7,866		State Street Corp.	727,526
2,531		Sterling Bancorp	56,821
20,802		Swedbank SA	562,676
4,477		TD Ameritrade Holding Corp.	193,944
310		The Bank of NT Butterfield & Son Ltd.	10,193
5,230		The Travelers Cos, Inc.	633,771
55,411		Three I Group	694,981
17,091		Toronto-Dominion Bank	917,816
873		Trustmark Corp.	25,858
289		U.S. Bancorp	14,811
7,417		UBS Group AG	122,345
257		Union Bankshares Corp.	8,052
486		United Financial Bancorp, Inc.	8,418
17,981		United Mizrahi Bank Ltd.	320,467
39,900		United Overseas Bank Ltd.	708,403
765		Universal Insurance Holdings, Inc.	16,409
615	[1]	Walker & Dunlop, Inc.	29,637
11,145		Wells Fargo & Co.	569,175
30,655		Westpac Banking Corp. Ltd.	762,791
		TOTAL	42,139,627
		Health Care—5.7%
11,089		Abbott Laboratories	564,874
1,170	[1]	Acorda Therapeutics, Inc.	24,336
2,083	[1]	Aduro Biotech, Inc.	25,308
4,062		Aetna, Inc.	640,577
8,358	[1]	Agios Pharmaceuticals, Inc.	528,727
14,700		Alfresa Holdings Corp.	278,774
836	[1]	Amedisys, Inc.	43,673
5,218		Amgen, Inc.	927,604
288	[1]	Amphastar Pharmaceuticals, Inc.	4,611
2,402		Anthem, Inc.	470,888
1,204	[1]	Array BioPharma, Inc.	11,655
696		AstraZeneca PLC	40,908
166		Baxter International, Inc.	10,299
1,632		Bayer AG	209,014

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
475	[1]	BioTelemetry, Inc.	$17,646
16,039		Bristol-Myers Squibb Co.	970,039
19,950		Bruker Corp.	580,345
1,275		CIGNA Corp.	232,127
990	[1]	Cambrex Corp.	51,579
4,817		Cardinal Health, Inc.	324,955
388	[1]	Cardiovascular Systems, Inc.	11,396
2,085	[1]	Catalent, Inc.	86,090
6,400		Chugai Pharmaceutical Co., Ltd.	260,738
1,563	[1]	Coherus Biosciences, Inc.	22,585
300		Coloplast, Class B	24,570
524	[1]	Corcept Therapeutics, Inc.	8,735
1,139	[1]	Corvel Corp.	59,114
164	[1]	Cotiviti Holdings, Inc.	5,860
2,400		Daiichi Sankyo Co. Ltd.	56,018
1,719	[1]	Diplomat Pharmacy, Inc.	28,793
1,200	[1,2,3]	Dyax Corp., CVR	2,868
1,147	[1]	Emergent Biosolutions, Inc.	42,818
10,087	[1]	Express Scripts Holding Co.	633,665
1,880	[1]	FibroGen, Inc.	90,616
8,457		Fresenius SE & Co KGaA	715,850
341	[1]	Genmab A/S	79,633
1,435	[1]	Genomic Health, Inc.	45,490
59	[1]	Glaukos Corp.	2,227
70,066		GlaxoSmithKline PLC	1,389,875
5,040	[1]	HCA Healthcare, Inc.	396,446
495	[1]	HMS Holdings Corp.	8,771
1,274	[1]	Haemonetics Corp.	54,807
130	[1]	Halozyme Therapeutics, Inc.	1,691
1,382	[1]	Halyard Health, Inc.	62,591
2,974		Humana, Inc.	766,162
36	[1]	ICU Medical, Inc.	6,277
1,052	[1]	INC Research Holdings, Inc., Class A	61,752
1,014	[1]	Illumina, Inc.	207,322
1,856	[1]	Impax Laboratories, Inc.	40,182
4,642	[1]	Incyte Genomics, Inc.	637,857
674	[1]	Intercept Pharmaceuticals, Inc.	78,595
7,862	[1]	Intrexon Corp.	155,117
9,084		Johnson & Johnson	1,202,449
21,086	[1]	Juno Therapeutics, Inc.	870,219
686	[1]	LHC Group, Inc.	44,762
9,652		Lilly (Eli) & Co.	784,611
3,399		Luminex Corp.	65,703
614	[1]	MacroGenics, Inc.	11,611
756	[1]	Magellan Health, Inc.	61,160
122	[1]	Masimo Corp.	10,294
27,800		Medipal Holdings Corp.	491,086
5,127		Merck & Co., Inc.	327,410
1,602	[1]	Merit Medical Systems, Inc.	66,163

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,673	[1]	MiMedx Group, Inc.	$27,220
12,209		NOVO NORDISK A/S-B	582,878
887	[1]	Natus Medical, Inc.	29,803
5,994		Novartis AG - REG	505,534
932	[1]	Nxstage Medical, Inc.	26,096
490	[1]	Omnicell, Inc.	25,137
33,709	[1]	Opko Health, Inc.	215,738
1,154		Orion Oyj	54,667
839	[1]	PRA Health Sciences, Inc.	64,939
224	[1]	Parexel International Corp.	19,687
9,224		PerkinElmer, Inc.	617,916
12,032		Pfizer, Inc.	408,125
14,897	[1]	Premier, Inc.	499,050
109	[1]	Prestige Brands Holdings, Inc.	5,527
203	[1]	Providence Service Corp.	10,521
3,339	[1]	Quality Systems, Inc.	52,589
1,684	[1]	Regeneron Pharmaceuticals, Inc.	836,780
1,486	[1]	Repligen Corp.	64,894
6,194		Roche Holding AG-GENUSSCHEIN	1,578,737
4,221		Sanofi	412,134
1,668	[1]	Supernus Pharmaceuticals, Inc.	76,394
10,700		Suzuken Co. Ltd.	390,327
737	[1]	Tivity Health, Inc.	28,890
7,258		UnitedHealth Group, Inc.	1,443,616
190	[1]	Vertex Pharmaceuticals, Inc.	30,503
464	[1]	Wellcare Health Plans, Inc.	81,052
		TOTAL	24,026,672
		Industrials—7.3%
187		3M Co.	38,208
1,409		AAR Corp.	50,809
13,284		ABB Ltd.	307,791
650		ABM Industries, Inc.	28,879
4,933		ADECCO Group AG-REG	357,749
1,158	[1]	Acco Brands Corp.	12,680
15,938		Alfa Laval	361,337
14,053		Allison Transmission Holdings, Inc.	488,061
107	[1]	American Woodmark Corp.	8,860
835		Andritz AG	45,464
124		Applied Industrial Technologies, Inc.	7,068
329		Argan, Inc.	20,842
16,642		Ashtead Group PLC	357,565
508	[1]	Atkore International Group, Inc.	8,463
49,083		BAE Systems PLC	385,383
3,422		BWX Technologies, Inc.	187,252
4,098	[1]	Babcock & Wilcox Enterprises, Inc.	9,261
7		Boeing Co. (The)	1,678
12,934		Bouygues SA	586,964
885		Brady (W.H.) Co.	29,515
163		Brinks Co. (The)	12,787

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
212	[1]	Builders Firstsource, Inc.	$3,451
8,562		Bunzl PLC	255,853
411	[1]	CBIZ, Inc.	6,227
9,862		Canadian National Railway, Co.	799,385
59		Comfort Systems USA, Inc.	2,009
1,925	[1]	Continental Building Product, Inc.	46,874
9,573		Crane Co.	710,604
631		Cummins, Inc.	100,569
4,420		DSV, De Sammensluttede Vognmad AS	313,543
43,000		Dai Nippon Printing Co. Ltd.	508,788
3,524		Delta Air Lines, Inc.	166,298
20,112		Deutsche Post AG	834,400
1,673	[1]	DigitalGlobe, Inc.	57,551
22		EnerSys, Inc.	1,410
283	[1]	Engility Holdings, Inc.	8,793
603		EnPro Industries, Inc.	42,493
108	[1]	FTI Consulting, Inc.	3,662
541		Federal Signal Corp.	10,111
3,869		FedEx Corp.	829,436
6,209		Ferguson PLC	369,386
1,298		Fraport AG	128,112
1,333		Geberit International AG	609,257
8,188		General Electric Co.	201,015
586		Global Brass & Copper Holdings, Inc.	17,492
559		Graco, Inc.	64,570
239		Greenbrier Cos., Inc.	10,253
4,575		Group 4 Securicor PLC	16,782
144		HNI Corp.	5,278
562	[1]	Harsco Corp.	9,610
1,127	[1]	Hawaiian Holdings, Inc.	48,292
10,510		Heico Corp., Class A	763,551
1,555		Hillenbrand, Inc.	55,591
2,869		Hochtief AG	505,754
1,000		Hoshizaki Electric Co. Ltd.	87,176
71	[1]	Hub Group, Inc.	2,730
1,077,700		Hutchison Port Holdings TR-U	491,342
133		Hyster-Yale Materials Handling, Inc.	9,467
49	[1]	ICF International, Inc.	2,354
30,683		IMI PLC	449,844
5,092		Illinois Tool Works, Inc.	700,201
9,268		Ingersoll-Rand PLC	791,394
639		Insperity, Inc.	51,312
1,985		Interface, Inc.	37,715
33,886		International Consolidated Airlines Group SA	268,810
7,736		Intertek Group PLC	511,517
17,200		JGC Corp.	276,569
16,400		JTEKT Corp.	220,125
2,800		Japan Airlines Co. Ltd.	96,329
3,800		Japan Airport Terminal Co. Ltd.	138,265

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
9,000		Kajima Corp.	$82,724
1,900		Knoll, Inc.	34,295
138		Kone Corp. OYJ, Class B	7,490
956		Korn/Ferry International	31,854
483		Kuehne & Nagel International AG - Reg	87,513
769		LSC Communications, Inc.	12,389
3,368		L3 Technologies, Inc.	611,225
206	[1]	MOOG, Inc., Class A	15,813
2,571	[1]	MRC Global, Inc.	40,545
271		MSA Safety, Inc.	19,745
371	[1]	MYR Group, Inc.	9,575
5,331		Manpower Group, Inc.	594,460
112,500		Marubeni Corp.	733,512
203	[1]	Masonite International Corp.	12,850
1,373	[1]	Mastec, Inc.	56,018
3,087	[1]	Meritor, Inc.	61,308
10,900		Misumi Corp.	280,864
19,100		Mitsubishi Electric Corp.	283,470
14,600		Mitsui & Co. Ltd.	219,140
1,426		Mueller Industries, Inc.	42,538
4,154		Mueller Water Products, Inc.	49,806
21,100		NGK Insulators Ltd.	395,018
1,541	[1]	NOW, Inc.	17,968
58,000		NWS Holdings Ltd.	111,730
32,000		Nippon Express Co. Ltd.	221,323
2,848		Nordson Corp.	311,286
5,143		Norfolk Southern Corp.	619,834
197	[1]	On Assignment, Inc.	9,397
7,949		Osram Licht AG	653,363
1,903		Owens Corning, Inc.	141,069
3,830		Parker-Hannifin Corp.	616,209
100	[1]	Patrick Industries, Inc.	7,400
8,738		Prysmian S.p.A	275,119
27,234		Qantas Airways Ltd.	124,358
1,460	[1]	RPX Corporation	19,068
8,981		Randstad Holdings N.V.	525,407
34,244		Relx PLC	749,137
18,665		Rexel SA	279,005
2,327	[1]	Rexnord Corp.	55,569
4,544		Rockwell Automation, Inc.	745,489
3,981		Rollins, Inc.	176,796
500		SMC Corp.	171,959
5,048		SNC-Lavalin Group, Inc.	220,515
706	[1]	SPX Corp.	17,015
2,468		Schindler Holding AG	528,865
246		Schindler Holding AG - REG	51,732
133	[1]	Scorpio Bulkers, Inc.	1,071
14,600		Shimizu Corp.	151,125
7,769		Siemens AG	1,015,830

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,521		SkyWest, Inc.	$52,779
23,541		Smiths Group PLC	470,641
12,132		Southwest Airlines Co.	632,562
4,487		Stanley Black & Decker, Inc.	646,128
1,317	[1]	Swift Transportation Co.	36,942
23,111		Sydney Airport	136,150
8,000		Taisei Corp.	80,387
11,187		Toro Co.	690,014
44,000		Toshiba Corp.	122,551
14,100		Toyota Tsusho Corp.	435,253
48	[1]	Trex Co., Inc.	3,648
2,120	[1]	TriMas Corp.	51,304
461		Triumph Group, Inc.	12,124
154	[1]	TrueBlue, Inc.	3,149
17		Universal Forest Products, Inc.	1,483
336	[1]	Veritiv Corp.	9,408
2,512		Vestas Wind Systems A/S	228,849
6,811		Volvo AB	116,541
989		West Corp.	23,113
2,804		Wolters Kluwer NV	122,550
12,500		Yamato Holdings Co. Ltd.	267,568
		TOTAL	30,591,101
		Information Technology—7.6%
2,103	[1]	ACI Worldwide, Inc.	47,864
		AVX Corp.	6,771
132	[1]	Acacia Communications, Inc.	6,446
1,993	[1]	Adobe Systems, Inc.	309,234
847	[1]	Advanced Energy Industries, Inc.	62,288
92	[1]	Alarm.com Holdings, Inc.	4,133
771	[1]	Alphabet, Inc., Class A Shares	736,490
1,892	[1]	Alphabet, Inc., Class C Shares	1,777,212
4,200		Alps Electric Co.	115,764
10,885		Amadeus IT Group SA	675,306
4,493	[1]	Amkor Technology, Inc.	39,449
20,601		Apple, Inc.	3,378,564
3,774		Applied Materials, Inc.	170,283
195	[1]	Applied Optoelectronics, Inc.	11,528
485	[1]	Aspen Technology, Inc.	30,676
1,543		Atos SA	238,368
76,590		Auto Trader Group PLC	350,334
7,035		Automatic Data Processing, Inc.	749,016
511		Avnet, Inc.	19,709
3,170	[1]	Bankrate, Inc.	43,904
1,736	[1]	Benchmark Electronics, Inc.	56,420
115	[1]	Benefitfocus, Inc.	3,548
257	[1]	Blackline, Inc.	7,934
376	[1]	Blucora, Inc.	8,573
606	[1]	Bottomline Technologies, Inc.	18,368
857		Brooks Automation, Inc.	22,342

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
22,400		Brother Industries Ltd.	$534,502
8,531		CDK Global, Inc.	550,249
3,908		CDW Corp.	247,845
269	[1]	Cirrus Logic, Inc.	15,597
39,752		Cisco Systems, Inc.	1,280,412
2,934	[1]	CommScope Holdings Co., Inc.	96,998
167	[1]	Commvault Systems, Inc.	10,195
212		Constellation Software, Inc.	117,881
1,194	[1]	Cornerstone OnDemand, Inc.	41,766
8,715	[1]	Dell Technologies, Inc.	653,015
876		Diebold Nixdorf, Inc.	17,914
274	[1]	Diodes, Inc.	7,710
214	[1]	EPAM Systems, Inc.	17,405
3,908	[1]	Endurance International Group Holdings, Inc.	30,092
532	[1]	Entegris, Inc.	13,539
480	[1]	ePlus, Inc.	40,176
2,748		Evertec, Inc.	50,563
150	[1]	Fabrinet	5,826
6,047	[1]	Facebook, Inc.	1,039,903
113		Fair Isaac & Co., Inc.	15,906
1,880	[1]	Finisar Corp.	45,402
4,893	[1]	First Data Corp., Class A	90,080
18,076	[1]	Fortinet, Inc.	690,503
24,000		Fujitsu Ltd.	179,227
790	[1]	GOGO, Inc.	11,068
6,405	[1]	Gartner Group, Inc., Class A	772,379
557	[1]	Gigamon, Inc.	23,923
3,700		Hitachi High-Technologies Corp.	132,512
97,000		Hitachi Ltd.	669,227
670	[1]	Ichor Holdings Ltd.	15,330
836	[1]	Insight Enterprises, Inc.	33,507
11,637		Intel Corp.	408,110
693		InterDigital, Inc.	49,446
762		International Business Machines Corp.	108,989
6,696		Intuit, Inc.	947,149
389		j2 Global, Inc.	29,284
1,299	[1]	Kemet Corp.	31,059
934	[1]	Kimball Electronics, Inc.	17,793
3,950		Lam Research Corp.	655,621
137	[1]	Lumentum Holdings, Inc.	7,788
1,287	[1]	MaxLinear, Inc.	27,799
562		Methode Electronics, Inc., Class A	22,986
42,690		Microsoft Corp.	3,191,931
10	[1]	MindBody, Inc.	237
9,200		Mixi, Inc.	492,512
1,216		Monotype Imaging Holdings, Inc.	22,192
11,438	[1]	NCR Corp.	417,830
365		NIC, Inc.	5,968
6,357		NVIDIA Corp.	1,077,130

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,128	[1]	NXP Semiconductors NV	$240,379
648	[1]	Netgear, Inc.	31,104
2,223		Oracle Corp.	111,884
3,100		Otsuka Corp.	205,557
143	[1]	Paycom Software, Inc.	10,669
421		Plantronics, Inc.	17,947
1,534		Progress Software Corp.	51,512
227	[1]	Proofpoint, Inc.	20,830
325	[1]	RealPage, Inc.	14,007
401	[1]	RingCentral, Inc.	16,982
1,956		SAP SE	205,161
34,406		STMicroelectronics N.V.	598,455
24,399		Sage Group PLC/The	218,710
623	[1]	ScanSource, Inc.	24,453
776		Science Applications International Corp.	57,331
1,808	[1]	Semtech Corp.	67,981
2,200		Shimadzu Corp.	40,671
6,061		Skyworks Solutions, Inc.	638,587
38	[1]	Stamps.com, Inc.	7,267
499	[1]	Sykes Enterprises, Inc.	13,303
25,890		Symantec Corp.	776,182
92		Synnex Corp.	11,004
7,725	[1]	Synopsys, Inc.	621,244
2,723		Syntel, Inc.	49,177
802	[1]	Take-Two Interactive Software, Inc.	78,428
187		TeleTech Holdings, Inc.	7,424
8,846		Texas Instruments, Inc.	732,626
2,937		TiVo Corp.	53,747
3,800		Tokyo Electron Ltd.	540,248
2,833		Travelport Worldwide Ltd.	42,892
1,660	[1]	Ultra Clean Holdings, Inc.	38,296
5,877	[1]	VMware, Inc., Class A	635,304
623	[1]	Verint Systems, Inc.	24,733
5,593	[1]	Viavi Solutions, Inc.	56,154
3,082		Visa, Inc., Class A Shares	319,049
528		Vishay Intertechnology, Inc.	9,346
524	[1]	WebMd Health Corp.	34,815
23,353		Xerox Corp.	753,601
173,896	[1]	Zynga, Inc.	652,110
		TOTAL	31,884,170
		Materials—2.9%
4,492	[1]	AK Steel Holding Corp.	25,155
653	[1]	AdvanSix, Inc.	20,850
6,900		Air Water, Inc.	127,604
946		Akzo Nobel NV	86,474
6,121		Amcor Ltd.	78,666
10,796		Anglo American PLC	195,637
1,334		ArcelorMittal	35,720
22,000		Asahi Kasei Corp.	264,087

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
6,637		Avery Dennison Corp.	$625,604
6,204		BHP Billiton PLC	118,336
4,649	[1]	Berry Global Group, Inc.	261,460
1,662	[1]	Boise Cascade Co.	49,860
4,003		Cabot Corp.	210,878
1,686	[1]	Cleveland-Cliffs, Inc.	14,095
1,566	[1]	Coeur Mining, Inc.	13,703
2,638		Commercial Metals Corp.	49,832
6,978		Covestro AG	548,585
785		Croda International PLC	38,981
875		EMS-Chemie Holdings Ag	598,521
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
90,506		Fortescue Metals Group Ltd.	433,160
174,326		Glencore Xstrata PLC	811,096
5,142		Grace (W.R.) & Co.	367,550
940		Greif, Inc., Class A	56,823
49		Innophos Holdings, Inc.	2,237
256		KMG Chemicals, Inc.	12,293
1,333		Koninklijke DSM NV	101,229
264	[1]	Koppers Holdings, Inc.	10,349
583		Kronos Worldwide, Inc.	12,202
29,800		Kuraray Co. Ltd.	567,030
10,777		LafargeHolcim Ltd-Reg	633,602
3,728		Lanxess	278,303
957	[1]	Louisiana-Pacific Corp.	24,384
27,100		Mitsubishi Chemical Holdings Corp.	252,866
13,331		Mondi PLC	364,403
336		Myers Industries, Inc.	6,317
13,387		Newmont Mining Corp.	513,258
3,200		Nitto Denko Corp.	282,971
9,901		Nucor Corp.	545,644
15,304		Rio Tinto PLC	740,751
91		Sika AG	645,470
328		Stepan Co.	25,374
2,918		Teck Resources Ltd.	72,626
749		Trinseo SA	50,108
12,924		UPM - Kymmene Oyj	336,472
586	[1]	US Concrete, Inc.	46,909
6,185		Umicore	462,314
22,737		Valvoline, Inc.	484,071
1,599		Voest-alpine Stahl	83,066
3,515		Vulcan Materials Co.	426,229
		TOTAL	12,013,155
		Real Estate—1.8%
944		Alexander and Baldwin, Inc.	40,970
5,866		American Tower Corp.	868,461
7,700		Ascendas Real Estate Investment Trust	15,125
17,890		Brixmor Property Group, Inc.	334,901
643		CBL & Associates Properties, Inc.	5,144

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
28,900		CapitaLand Ltd.	$80,705
1,411		Cousins Properties, Inc.	13,193
1,200		Daito Trust Construction Co. Ltd.	213,337
60,315		Dexus Property Group	460,524
1,939		DiamondRock Hospitality Co.	21,310
18,863		Duke Realty Corp.	560,608
914		FelCor Lodging Trust, Inc.	6,672
146		First Industrial Realty Trust	4,523
1,306		First Potomac Realty Trust	14,536
642	[1]	Forestar Real Estate Group, Inc.	11,042
533		Four Corners Property Trust, Inc.	13,544
116,511		GPT Group/The - REIT	465,587
770		Geo Group, Inc.	21,283
159		Global Net Lease, Inc. - REIT	3,444
1,723	[1]	HFF, Inc.	65,698
922		Hersha Hospitality Trust	17,094
1,936		InfraREIT, Inc.	43,541
821		Investors Real Estate Trust	5,156
998	[1]	iStar Financial, Inc.	11,587
1,920		Kennedy-Wilson Holdings, Inc.	37,056
572		Kite Realty Group Trust	11,509
656		LaSalle Hotel Properties	18,617
730		Liberty Property Trust	31,098
43,500		Link REIT	359,874
143	[1]	Marcus & Millichap Co., Inc.	3,765
166		National Storage Affiliates Trust	3,705
1,579		New Senior Investment Group, Inc.	14,574
12,000		New World Development Co. Ltd.	16,457
2,347		NorthStar Realty Europe Corp.	29,173
1,114		Pebblebrook Hotel Trust	37,419
1,231		Potlatch Corp.	58,842
11,902		ProLogis, Inc.	754,111
1,147		RLJ Lodging Trust	23,146
17,163		Rayonier, Inc.	497,899
895		Re/Max Holdings, Inc.	54,819
347		Rexford Industrial Realty, Inc.	10,427
153		Ryman Hospitality Properties, Inc.	9,091
367		STAG Industrial, Inc.	10,272
372		Sabra Health Care REIT, Inc.	8,128
123,168		Scentre Group	379,733
294		Starwood Waypoint Homes	10,946
858		Summit Hotel Properties, Inc.	12,733
1,623		Sunstone Hotel Investors, Inc.	25,643
6,400		Suntec Real Estate Investment	8,958
230		Urban Edge Properties	5,785
6,508		Ventas, Inc.	445,408
6,167		Vornado Realty Trust	459,380
3,201		WP Carey, Inc.	220,389
2,224		Washington Prime Group, Inc.	18,570

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
30,036		Westfield Corp.	$178,147
41,000		Wharf Holdings Ltd./The	391,632
885		Xenia Hotels & Resorts, Inc.	17,665
		TOTAL	7,462,956
		Telecommunication Services—1.2%
33,297		AT&T, Inc.	1,247,306
1,077	[1]	Cincinnati Bell, Inc.	22,671
273		Cogent Communications Holdings, Inc.	12,722
39	[1]	General Communications, Inc., Class A	1,682
304,095		HKT Trust and HKT Ltd.	393,324
25,100		KDDI Corp.	678,229
24,900		NTT Docomo, Inc.	579,055
630	[1]	Orbcomm, Inc.	6,968
56,000		PCCW Ltd.	31,244
12,724		Rogers Communications, Inc., Class B	664,246
261		Shenandoah Telecommunications Co.	9,409
9,008	[1]	T-Mobile USA, Inc.	582,908
992		Telephone and Data System, Inc.	29,076
102,709		Telstra Corp. Ltd.	299,896
7,219		Verizon Communications	346,295
3,337	[1]	Vonage Holdings Corp.	27,697
1,992		Windstream Holdings, Inc.	4,123
		TOTAL	4,936,851
		Utilities—2.0%
937		American States Water Co.	46,194
3,938		Atmos Energy Corp.	346,701
62,952		AusNet Services	87,201
802		Black Hills Corp.	56,445
57,000		CLP Holdings Ltd.	603,018
20,143		CenterPoint Energy, Inc.	596,636
5,772		DTE Energy Co.	648,311
2,470		Dong Energy A/S	128,611
4,381		Endesa SA	105,766
44,891		Engie	749,599
18,225		FirstEnergy Corp.	593,770
288,500		HK Electric Investments Ltd.	265,372
106,372		Iberdrola SA	869,078
772		Idacorp, Inc.	68,693
2,769		NRG Yield, Inc.	51,226
87		New Jersey Resources Corp.	3,797
1,131		NextEra Energy, Inc.	170,227
86		NorthWestern Corp.	5,187
911		ONE Gas, Inc.	68,544
98,000		Osaka Gas Co.	384,084
16,254		PPL Corp.	637,807
7,693		Severn Trent	225,577
85,193		Terna S.p.A	503,053
59,000		Toho Gas Co. Ltd.	389,767
11,121		UGI Corp.	549,489

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
817		WGL Holdings, Inc.	$68,840
		TOTAL	8,222,993
		TOTAL COMMON STOCKS (IDENTIFIED COST $183,076,651)	222,700,284
		ASSET-BACKED SECURITIES—0.3%
$150,000	[4]	American Express Credit Account Master Trust 2014-1, Class A, (1-month USLIBOR +0.370%), 1.597%, 12/15/2021	150,661
61,770		AmeriCredit Automobile Receivables Trust 2015-1, Class A3, 1.260%, 11/08/2019	61,749
265,798	[4]	Chesapeake Funding II LLC 2016-2A, Class A2, (1-month USLIBOR +1.000%), 2.227%, 06/15/2028	267,479
59,851	[4]	Navient Student Loan Trust 2014-1, Class A2, (1-month USLIBOR +0.310%), 1.544%, 03/27/2023	59,875
265,000	[4]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, (1-month USLIBOR +1.350%), 2.584%, 09/27/2021	266,283
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	170,354
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	161,542
115,832		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	117,396
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,249,207)	1,255,339
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Financials—0.2%
153,529		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	154,617
580,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	591,208
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $753,993)	745,825
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	255,782
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	222,479
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	214,366
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	466,958
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	306,191
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	53,719
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	425,421
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	103,537
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,053,173)	2,048,453
		CORPORATE BONDS—6.6%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	359,976
50,000		RPM International, Inc., 6.500%, 02/15/2018	51,086
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,286
250,000		Sherwin-Williams Co., Sr. Unsecd. Note, 3.300%, 02/01/2025	251,747
		TOTAL	679,095
		Basic Industry - Metals & Mining—0.1%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	107,380
300,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	367,894
		TOTAL	475,274
		Basic Industry - Paper—0.0%
150,000	[1,2,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	188,322
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, (3-month USLIBOR +1.735%) 2/15/2042	78,413

Shares, Contracts or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$80,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	$84,347
	TOTAL	351,082
	Capital Goods - Building Materials—0.1%
130,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	140,127
185,000	Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	200,373
	TOTAL	340,500
	Capital Goods - Diversified Manufacturing—0.2%
30,000	General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	42,068
200,000	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	200,079
100,000	Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	108,316
300,000	Valmont Industries, Inc., 5.250%, 10/01/2054	296,750
40,000	Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	42,685
	TOTAL	689,898
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	214,603
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	21,857
	TOTAL	236,460
	Communications - Media & Entertainment—0.3%
100,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	118,017
310,000	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	321,436
20,000	Discovery Communications , Sr. Unsecd. Note, 4.9%, 03/11/2026	21,426
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	81,853
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	356,778
200,000	Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	202,666
	TOTAL	1,102,176
	Communications - Telecom Wireless—0.0%
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	182,940
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	307,222
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	212,314
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	129,806
	TOTAL	649,342
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	281,938
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	70,923
200,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	202,915
	TOTAL	555,776
	Consumer Cyclical - Retailers—0.3%
100,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	106,248
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	300,042
115,016	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	125,980
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	196,203
110,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	118,171
140,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	142,036
300,000	Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	300,007
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	112,564
	TOTAL	1,401,251

Shares, Contracts or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.2%
$250,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	$276,563
250,000	Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	249,930
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	133,991
	TOTAL	660,484
	Consumer Non-Cyclical - Food/Beverage—0.2%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	210,066
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	258,729
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	101,370
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	131,184
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	78,723
	TOTAL	780,072
	Consumer Non-Cyclical - Health Care—0.0%
50,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	52,048
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	94,583
	Consumer Non-Cyclical - Products—0.1%
270,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	288,155
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	27,360
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	242,621
	TOTAL	269,981
	Energy - Independent—0.1%
375,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	385,184
225,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	223,575
20,000	XTO Energy, Inc., 6.750%, 08/01/2037	28,528
	TOTAL	637,287
	Energy - Integrated—0.2%
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	136,712
155,000	Husky Energy, Inc., 4.000%, 04/15/2024	159,569
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	105,242
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	45,086
100,000	Petroleos Mexicanos, 6.500%, 06/02/2041	105,125
150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	156,975
	TOTAL	708,709
	Energy - Midstream—0.3%
325,000	Energy Transfer Partners , Sr. Unsecd. Note, 4.05%, 3/15/2025	330,179
350,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	339,973
230,000	Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	240,887
100,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	99,974
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	81,233
55,000	ONEOK Inc, Sr Unsecured Note, Series 0, 4.95%, 07/13/2047	55,235
100,000	Williams Partners LP, 4.900%, 1/15/2045	102,039
	TOTAL	1,249,520
	Energy - Oil Field Services—0.1%
140,000	Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	144,881
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	100,250
250,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	265,055

Shares, Contracts or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	$80,000
		TOTAL	590,186
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	243,319
25,000		Valero Energy Corp., 9.375%, 03/15/2019	27,774
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	124,772
		TOTAL	395,865
		Financial Institution - Banking—1.0%
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	353,369
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	114,408
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	366,962
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	310,728
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	186,003
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	304,290
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	254,748
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	158,788
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	251,524
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	338,465
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	407,971
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,651
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	63,148
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	51,370
100,000	[4]	JPMorgan Chase & Co., Series S, (3-month USLIBOR +3.780%) 01/29/2049	114,375
300,000	[4]	Morgan Stanley, Sr. Unsecd. Note, (3-month USLIBOR +1.140%) 01/27/2020	305,029
146,153	[2]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	100,313
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	82,201
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	235,410
50,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, (3-month USLIBOR +1.230%) 10/31/2023	51,112
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	41,484
		TOTAL	4,097,349
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	147,869
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	105,417
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	246,181
70,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	74,588
		TOTAL	574,055
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	219,278
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	61,862
		Financial Institution - Insurance - Life—0.3%
$27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	35,938
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	394,636
325,000		Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	323,751
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,825
100,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	100,329
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	222,218
		TOTAL	1,093,697

Shares, Contracts or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.1%
75,000	ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	$78,432
300,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	387,578
30,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	50,866
	TOTAL	516,876
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	200,831
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	312,020
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	135,518
	TOTAL	648,369
	Financial Institution - REIT - Healthcare—0.0%
100,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	103,002
	Financial Institution - REIT - Office—0.1%
100,000	Alexandria Real Estate Eq, Sr. Unsecd. Note, 3.95%, 01/15/2028	103,404
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	322,905
	TOTAL	426,309
	Financial Institution - REIT - Other—0.1%
100,000	ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	103,912
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	169,657
	TOTAL	273,569
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	31,057
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	65,127
	Municipal Services—0.1%
137,277	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	157,240
100,000	Camp Pendleton & Quantic, 5.572%, 10/01/2050	113,735
	TOTAL	270,975
	Sovereign—0.1%
255,000	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	209,860
30,000,000	KfW, 2.050%, 02/16/2026	323,114
	TOTAL	532,974
	Technology—0.5%
300,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	310,577
100,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	101,548
270,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	284,252
320,000	Diamond 1 Finance Corp./D, Term Loan - 1st Lien, Series 144A, 6.02%, 06/15/2026	357,829
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	125,532
59,000	Fidelity National Informa, Sr. Unsecd. Note, 5%, 10/15/2025	67,016
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	29,655
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	155,748
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	321,283
380,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	393,645
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	77,847
	TOTAL	2,224,932
	Transportation - Railroads—0.0%
140,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	147,651
45,000	Union Pacific Corp., Bond, 6.625%, 02/01/2029	59,842
	TOTAL	207,493

Shares, Contracts or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.2%
$75,000		Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	$75,383
62,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	64,972
100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	101,022
335,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	347,466
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,782
140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 03/01/2022	142,571
		TOTAL	832,196
		Utility - Electric—0.6%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	135,387
120,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	115,726
190,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	203,895
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	275,719
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	305,410
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	113,445
140,000	[4]	National Rural Utilities , Sr. Sub., (3-month USLIBOR +3.630%) 04/20/2046	149,813
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	301,934
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,905
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	407,216
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	43,057
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	136,065
		TOTAL	2,389,572
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	204,495
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	310,600
		TOTAL	515,095
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,615,071)	27,474,471
		MORTGAGE-BACKED SECURITIES—0.0%
2,094		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,421
1,366		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,608
1,332		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	1,515
2,014		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,303
973		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,115
2,171		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	2,472
1,986		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	2,023
364		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	371
2,908		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	3,379
2,306		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	2,630
8,141		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	9,220
911		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	918
1,262		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	1,273
5,070		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	5,773
8,386		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	9,269
2,989		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	3,047
844		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	982
360		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	419
3,547		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	4,115
805		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	833
43		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	44

Shares, Contracts or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
$7,787	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	$8,871
3,270	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	3,724
2,583	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	2,867
5,968	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	6,548
7,746	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	9,068
4,070	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	4,811
10,126	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	11,784
14,822	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	16,931
418	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	461
2,110	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,482
1,499	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,686
346	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	407
190	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	219
4,472	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	5,194
3,228	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,713
413	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	463
4,042	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	4,634
3,336	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	3,802
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $127,329)	143,395
	FOREIGN GOVERNMENTS/AGENCIES—7.8%
	Sovereign—7.8%
700,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	557,765
690,000	Belgium, Government of, Series 68, 2.25%, 6/22/2023	933,396
680,000	Belgium, Government of, Series 74, 0.8%, 6/22/2025	838,163
200,000	Canada, Government of, Bond, 3.25%, 6/01/2021	170,835
480,000	Canada, Government of, Series WL43, 5.750%, 06/01/2029	537,262
936,000	France, Government of, 0.5%, 05/25/2025	1,130,434
620,000	France, Government of, 3.25%, 10/25/2021	848,722
550,000	France, Government of, Bond, 4.500%, 04/25/2041	1,049,378
870,000	Germany, Government of, 1.75%, 2/15/2024	1,165,257
300,000	Germany, Government of, Bond, Series 03, 4.75%, 7/04/2034	583,884
760,000	Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	973,351
150,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	192,297
200,000	Italy, Government of, 2.500%, 5/01/2019	248,614
1,000,000	Italy, Government of, 3.750%, 5/01/2021	1,337,114
220,000	Italy, Government of, 4.250%, 3/01/2020	289,294
1,280,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	1,474,995
500,000	Italy, Government of, Unsecd. Note, 1.60%, 06/01/2026	583,678
58,000	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	70,072
210,000,000	Japan, Government of, Series 313, 1.3%, 3/20/2021	2,008,061
170,000,000	Japan, Government of, Series 65, 1.9%, 12/20/2023	1,742,896
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	1,603,883
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	1,931,330
140,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.7%, 9/20/2044	1,565,030
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.10%, 12/20/2026	978,985
30,000	Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	39,291
23,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.00%, 12/11/2019	1,240,032
850,000	Netherlands, Government of, 1.75%, 7/15/2023	1,124,673
535,000	Spain, Government of, 2.75%, 4/30/2019	668,226

Shares, Contracts or Principal Amount		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$260,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	$307,970
880,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	1,177,184
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	530,465
2,600,000	Sweden, Government of, Series 1059, 1.00%, 11/12/2026	338,809
430,000	United Kingdom, Governme, Unsecd. Note, 4.25%, 6/07/2032	765,658
700,000	United Kingdom, Governmen, Unsecd. Note, 1.50%, 01/22/2021	943,278
170,000	United Kingdom, Government of, 2.75%, 9/07/2024	250,944
480,000	United Kingdom, Government of, 3.25%, 1/22/2044	818,191
1,050,000	United Kingdom, Government of, 4.25%, 12/07/2027	1,781,986
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $30,906,058)	32,801,403
	MUNICIPAL BOND—0.0%
	Illinois—0.0%
90,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	113,051
	U.S. TREASURY—2.8%
216,806	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	211,904
1,045,980	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,051,369
1,963,650	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,972,826
83,000	United States Treasury Bond, 2.500%, 5/15/2046	79,139
575,000	United States Treasury Bond, 2.750%, 8/15/2047	577,516
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,164
200,000	United States Treasury Note, 0.750%, 2/28/2018	199,621
500,000	United States Treasury Note, 0.750%, 7/31/2018	497,760
600,000	United States Treasury Note, 0.875%, 5/31/2018	598,482
100,000	United States Treasury Note, 1.000%, 10/15/2019	99,289
650,000	United States Treasury Note, 1.250%, 12/31/2018	649,797
650,000	United States Treasury Note, 1.250%, 4/30/2019	649,289
2,300,000	United States Treasury Note, 1.250%, 8/31/2019	2,296,496
975,000	United States Treasury Note, 1.500%, 4/15/2020	977,818
850,000	United States Treasury Note, 2.125%, 7/31/2024	860,061
950,000	United States Treasury Note, 2.375%, 5/15/2027	970,561
	TOTAL U.S. TREASURY (IDENTIFIED COST $11,678,390)	11,695,092
	EXCHANGE-TRADED FUND—8.1%
629,911	iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $28,532,689)	34,021,493
	PURCHASED CALL OPTION—0.0%
2,700,000	CITI USD CALL/JPY PUT, Notional Amount $2,700,000, Exercise Price $112.30, Expiration Date 11/13/2017 (IDENTIFIED COST $19,327)	16,907
	PURCHASED PUT OPTION—0.0%
1,565,850	JPM EUR PUT/USD CALL, Notional Amount $1,565,850, Exercise Price $1.20, Expiration Date 9/19/2017 (IDENTIFIED COST $12,691)	22,346
	INVESTMENT COMPANIES—15.3%[3]
3,519,401	Emerging Markets Core Fund	36,038,670
282,076	Federated Bank Loan Core Fund	2,846,149
1,577,464	Federated Mortgage Core Portfolio	15,616,898
492,710	Federated Project and Trade Finance Core Fund	4,518,146

Shares, Contracts or Principal Amount		Value
	INVESTMENT COMPANIES—continued[3]
774,689	High Yield Bond Portfolio	$5,004,489
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $62,918,227)	64,024,352
	TOTAL INVESTMENT IN SECURITIES—94.7% (IDENTIFIED COST $348,032,806)[6]	397,062,411
	OTHER ASSETS AND LIABILITIES - NET—5.3%[7]	22,328,046
	TOTAL NET ASSETS—100%	$419,390,457
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Long Futures	61	$7,491,220	September 2017	$(45,613)
[1]Australia 10-Year Bond Long Futures	83	$8,488,452	September 2017	$(62,582)
1CAC 40 10-Year Euro Long Futures	41	$2,481,667	September 2017	$(2,538)
[1]Canada 10-Year Bond Long Futures	118	$13,063,864	December 2017	$15,814
1CBOE VIX Volatility Index Short Futures	76	$1,043,100	October 2017	$1,653
1CBOE VIX Volatility Index Short Futures	79	$997,375	September 2017	$41,218
1DAX Index Short Futures	31	$11,132,083	September 2017	$96,466
[1]Euro BTP Long Futures	24	$3,923,916	September 2017	$28,607
[1]Euro Bund Long Futures	50	$9,825,980	September 2017	$88,237
1FTSE 100 Index Short Futures	243	$23,354,659	September 2017	$(145,849)
1FTSE JSE Top 40 Long Futures	53	$2,030,205	September 2017	$(15,513)
1FTSE/MIB Index Long Futures	59	$7,607,676	September 2017	$(43,442)
[1]Hang Seng Index Long Futures	65	$11,602,115	September 2017	$150,375
1IBEX 35 Index Short Futures	10	$1,226,521	September 2017	$7,957
[1]Japan 10-Year Bond Short Futures	17	$23,368,718	September 2017	$(107,954)
1KOSPI2 Index Long Futures	136	$9,286,981	September 2017	$107,738
[1]Long GILT Short Futures	76	$12,510,490	December 2017	$(36,177)
[1]Mini MSCI Emerging Market Long Futures	308	$16,727,480	September 2017	$169,644
1MSCI Singapore IX ETS Short Futures	454	$12,229,323	September 2017	$(83,233)
1MSCI Taiwan Index Short Futures	177	$7,012,740	September 2017	$(18,974)
1OMXS 30 Index Short Futures	800	$15,550,452	September 2017	$(721)
1S&P 500 E-Mini Long Futures	42	$5,187,210	September 2017	$73,299
1S&P/TSX 60 IX Short Futures	92	$13,128,649	September 2017	$(142,776)
1SPI 200 Short Futures	96	$10,852,019	September 2017	$7,279
[1]Swiss Market Index Long Futures	72	$6,695,824	September 2017	$(14,767)
1TOPIX Index Long Futures	111	$16,367,035	September 2017	$163,987
[1]United States Treasury Long Bond Long Futures	2	$312,188	December 2017	$1,821
[1]United States Treasury Notes 10-Year Short Futures	111	$14,095,266	December 2017	$(16,529)
[1]United States Treasury Notes 10-Year Ultra Short Futures	13	$1,774,906	December 2017	$(7,443)
[1]United States Treasury Notes 2-Year Long Futures	16	$3,461,000	December 2017	$1,468
[1]United States Treasury Notes 5-Year Long Futures	38	$4,503,000	December 2017	$7,338
[1]United States Treasury Ultra Bond Long Futures	10	$1,690,625	December 2017	$9,899
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$228,689
The average notional value of long and short futures contracts held by the Fund throughout the period was $138,318,893 and $142,888,458, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.

At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/7/2017	JPMorgan Chase	5,167,000 AUD	$4,105,254	$2,163
9/7/2017	JPMorgan Chase	13,485,000 CAD	$10,817,660	$(18,343)
9/7/2017	JPMorgan Chase	14,090,000 EUR	$16,629,921	$145,179
9/7/2017	JPMorgan Chase	7,926,000 GBP	$10,237,655	$12,095
9/7/2017	JPMorgan Chase	24,806,000 MXN	$1,389,703	$(2,730)
9/7/2017	JPMorgan Chase	7,896,000 NOK	$1,017,681	$162
9/7/2017	JPMorgan Chase	6,495,000 NZD	$4,704,810	$(41,587)
9/7/2017	JPMorgan Chase	9,828,000 TRY	$2,844,962	$(4,108)
9/18/2017	Citibank N.A.	1,114,430,000 KRW	$1,000,000	$(11,568)
9/18/2017	Citibank N.A.	1,574,930,000 KRW	$1,394,904	$1,964
9/18/2017	Citibank N.A.	2,721,471,000 KRW	$2,370,000	$43,780
9/18/2017	Citibank N.A.	5,232,960,000 KRW	$4,600,000	$41,319
9/18/2017	Citibank N.A.	5,947,240,000 KRW	$5,220,999	$53,844
9/18/2017	Citibank N.A.	7,997,440,000 KRW	$7,100,000	$(6,754)
9/18/2017	Citibank N.A.	9,158,000,000 KRW	$8,100,840	$21,752
11/10/2017	BNP Paribas SA	4,000,000 AUD	$3,184,600	$(7,406)
11/10/2017	JPMorgan Chase	1,228,828 CAD	1,350,000 NZD	$16,617
11/10/2017	Bank of America N.A.	407,170 CAD	$325,000	$1,286
11/10/2017	JPMorgan Chase	409,445 CAD	$325,000	$3,109
11/10/2017	Bank of America N.A.	2,098,490 CAD	$1,675,000	$6,625
11/10/2017	Bank of America N.A.	2,512,760 CAD	$2,000,000	$13,601
11/10/2017	JPMorgan Chase	600,000 EUR	5,580,146 NOK	$(3,505)
11/10/2017	JPMorgan Chase	140,000 EUR	$165,893	$1,353
11/10/2017	JPMorgan Chase	115,484,460 JPY	$1,050,000	$3,668
11/10/2017	JPMorgan Chase	196,855,416 JPY	$1,800,000	$(3,912)
11/10/2017	JPMorgan Chase	213,851,710 JPY	$1,940,000	$11,161
11/10/2017	JPMorgan Chase	5,402,758 MXN	$300,000	$(973)
11/10/2017	JPMorgan Chase	18,009,194 MXN	$1,000,000	$(3,245)
11/10/2017	Citibank N.A.	5,131,718 NOK	$650,000	$12,388
11/10/2017	Bank of America N.A.	3,720,000 NZD	$2,654,146	$13,521
11/10/2017	JPMorgan Chase	5,250,226 SEK	$650,000	$13,190
12/4/2017	Citibank N.A.	354,500 BRL	$111,132	$26
Contracts Sold:
9/7/2017	JPMorgan Chase	14,542,000 CHF	$15,235,701	$69,301
9/7/2017	JPMorgan Chase	8,796,000 EUR	$10,494,622	$22,388
9/7/2017	JPMorgan Chase	437,280,000 JPY	$4,003,937	$25,993
9/7/2017	JPMorgan Chase	43,809,000 SEK	$5,491,690	$(22,415)
9/7/2017	JPMorgan Chase	12,235,000 SGD	$9,034,672	$11,326
9/18/2017	Citibank N.A.	1,033,065,000 KRW	$900,000	$(16,266)
9/18/2017	Citibank N.A.	1,134,500,000 KRW	$1,000,000	$(6,233)
9/18/2017	Citibank N.A.	7,093,420,000 KRW	$6,200,000	$(91,435)
9/18/2017	Citibank N.A.	8,023,500,000 KRW	$7,087,271	$(29,088)
9/18/2017	Citibank N.A.	8,303,540,000 KRW	$7,400,000	$35,262
11/10/2017	Morgan Stanley	1,800,000 AUD	$1,432,773	$3,036
11/10/2017	BNP Paribas SA	4,000,000 AUD	$3,174,280	$(2,914)
11/10/2017	JPMorgan Chase	1,243,891 CAD	1,350,000 NZD	$(28,688)
11/10/2017	JPMorgan Chase	380,142 CAD	$300,000	$(4,627)
11/10/2017	JPMorgan Chase	408,354 CAD	$325,000	$(2,234)
11/10/2017	Bank of America N.A.	1,252,020 CAD	$1,000,000	$(3,306)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
11/10/2017	Bank of America N.A.	2,494,300 CAD	$2,000,000	$1,192
11/10/2017	Bank of America N.A.	2,511,800 CAD	$2,000,000	$(12,831)
11/10/2017	JPMorgan Chase	800,000 EUR	60,720,000 INR	$(13,231)
11/10/2017	JPMorgan Chase	600,000 EUR	5,621,648 NOK	$8,862
11/10/2017	JPMorgan Chase	140,000 EUR	$165,815	$(1,431)
11/10/2017	JPMorgan Chase	960,000 EUR	$1,137,017	$(9,810)
11/10/2017	JPMorgan Chase	1,000,000 EUR	$1,184,747	$(9,865)
11/10/2017	JPMorgan Chase	1,200,000 EUR	$1,431,424	$(2,110)
11/10/2017	JPMorgan Chase	750,000 GBP	$979,657	$7,717
11/10/2017	JPMorgan Chase	212,127,748 JPY	$1,940,000	$4,569
11/10/2017	JPMorgan Chase	11,716,393 MXN	$650,000	$1,533
11/10/2017	JPMorgan Chase	14,331,497 MXN	$800,000	$6,794
11/10/2017	JPMorgan Chase	18,255,857 MXN	$1,000,000	$(10,407)
11/10/2017	JPMorgan Chase	5,046,088 NOK	$650,000	$(1,337)
11/10/2017	Bank of America N.A.	3,720,000 NZD	$2,657,531	$(10,136)
11/10/2017	JPMorgan Chase	5,287,497 SEK	$650,000	$(17,899)
12/8/2017	Citibank N.A.	55,600 AUD	$44,118	$(29)
12/8/2017	Citibank N.A.	62,100 CAD	$49,748	$(24)
12/8/2017	Citibank N.A.	126,500 EUR	$151,297	$(47)
12/8/2017	Citibank N.A.	134,800 GBP	$174,772	$(70)
12/8/2017	Citibank N.A.	15,749,800 JPY	$143,890	$(2)
12/8/2017	Citibank N.A.	52,000 NZD	$37,269	$(1)
12/8/2017	Citibank N.A.	52,000 NZD	$37,270	$0
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$216,209
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,499,909 and $2,554,947, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
At August 31, 2017, the Fund had the following outstanding written options contracts:
Name of Broker, Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Citibank N.A.	[1]Citi USD Put/JPY Call	2,700,000	$2,700,000	November 2017	$104.60	$(10,079)
(PREMIUMS RECEIVED $19,327)						$(10,079)
The average market value of written put options held by the Fund throughout the period was $1,008. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $5,560 and $20,891, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holdings and company.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended August 31, 2017 were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend/ Income
Dyax Corp., CVR	1,200	—	—	1,200	$2,868	$1,536	—	—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend Income
Emerging Markets Core Fund	3,909,381	567,145	(957,125)	3,519,401	$36,038,670	$1,532,728	$(542,419)	$1,766,540
Federated Bank Loan Core Fund	328,747	39,967	(86,638)	282,076	$2,846,149	$(441,016)	$2,038	$104,214
Federated Mortgage Core Portfolio	2,299,720	204,528	(926,784)	1,577,464	$15,616,898	$2,247,575	$163,655	$342,412
Federated Institutional Prime Value Obligations Fund, Institutional Shares*	2,515,694	109,043,674	(111,559,368)	—	—	—	—	35,685
Federated Project and Trade Finance Core Fund	477,719	14,991	—	492,710	$4,518,146	$(127,553)	—	$138,192
High Yield Bond Portfolio	965,365	127,810	(318,486)	774,689	$5,004,489	$713,116	$105,480	$222,347
TOTAL OF AFFILIATED TRANSACTIONS	10,496,626	109,998,115	(113,848,401)	6,646,340	$64,024,352	$3,924,850	$(271,246)	$2,609,390
*	The security is no longer held on the Fund's portfolio of investments.
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	Issuer in default.
6	At August 31, 2017, the cost of investments for federal tax purposes was $348,032,806. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $49,483,751. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,558,032 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,074,281. The amounts presented are inclusive of derivative contracts.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.
The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$115,525,058	$—	$2,868	$115,527,926
International	12,271,143	94,901,215	—	107,172,358
Debt Securities:
Asset-Backed Securities	—	1,255,339	—	1,255,339
Commercial Mortgage-Backed Securities	—	745,825	—	745,825
Collateralized Mortgage Obligations	—	2,048,453	—	2,048,453
Corporate Bonds	—	27,374,158	100,313	27,474,471
Mortgage-Backed Securities	—	143,395	—	143,395
Foreign Governments/Agencies	—	32,801,403	—	32,801,403
Municipal Bond	—	113,051	—	113,051
U.S. Treasury	—	11,695,092	—	11,695,092
Exchange-Traded Fund	34,021,493	—	—	34,021,493
Purchased Call Options	16,907	—	—	16,907
Purchased Put Options	22,346	—	—	22,346
Investment Companies[1]	—	—	—	64,024,352
TOTAL SECURITIES	$161,856,947	$171,077,931	$103,181	$397,062,411
Other Financial Instruments
Assets
Futures Contracts	$972,800	$—	$—	$972,800
Foreign Exchange Contracts	—	616,776	—	616,776
Liabilities
Futures Contracts	(744,111)	—	—	(744,111)
Foreign Exchange Contracts	—	(400,567)	—	(400,567)
Written Option Contracts	(10,079)	—	—	(10,079)
TOTAL OTHER FINANCIAL INSTRUMENTS	$218,610	$216,209	$—	$434,819
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $64,024,352 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
GO	—General Obligation
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
KRW	—South Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017